Cash and cash equivalents and debt financing - Analysis of Future Anticipated Cash Flows Related to Debt (Detail) - GBP (£) £ in Millions	Jun. 30, 2021	Jun. 30, 2020
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Future anticipated cash flows	£ (6,129.0)	£ (14,829.9)
Effect of discounting/financing rates	1,039.2	1,235.2
Debt financing	(5,089.8)	(13,594.7)
Borrowings [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Future anticipated cash flows	(5,929.8)	(6,267.9)
Borrowings [member] | Within one year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Corporate bonds, bank loans and overdrafts	(711.5)	(182.2)
Borrowings [member] | Between one and two years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Corporate bonds, bank loans and overdrafts	(117.0)	(725.6)
Borrowings [member] | Between two and three years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Corporate bonds, bank loans and overdrafts	(749.6)	(795.7)
Borrowings [member] | Between three and four years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Corporate bonds, bank loans and overdrafts	(1,052.4)	(649.1)
Borrowings [member] | Between four and five years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Corporate bonds, bank loans and overdrafts	(71.4)	(528.2)
Borrowings [member] | Over five years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Corporate bonds, bank loans and overdrafts	(3,227.9)	(3,387.1)
Bank overdrafts [member] | Within one year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Future anticipated cash flows	£ (199.2)	£ (8,562.0)